Fair Value Measurements	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
9. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2024 and March 31, 2024:

	December 31, 2024			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Forward exchange contracts (see Note 18)	$—	$1.9	$1.9	$—	$—	$—
Interest rate swaps (see Note 18)	—	0.7	0.7	—	35.6	35.6
Liabilities:
Forward exchange contracts (see Note 18)	—	—	—	—	(2.8)	(2.8)
Interest rate swaps (see Note 18)	—	—	—	—	—	—

The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at December 31, 2024 and March 31, 2024:

	December 31, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Intercompany Revolver	$134.4	$134.4	$—	$—
LGTV Revolver	386.8	390.0	569.9	575.0
LGTV Term Loan A	313.1	313.6	396.6	397.3
LGTV Term Loan B	—	—	816.9	818.1
eOne IP Credit Facility	325.8	331.5	—	—
LG IP Credit Facility	836.0	850.0	—	—
Production Loans	1,342.3	1,346.0	1,286.2	1,292.2
Production Tax Credit Facility	257.7	257.8	258.7	260.0
Backlog Facility and Other	178.6	179.0	285.4	287.3
Film Library Facility	85.7	87.5	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, other liabilities, and borrowings under Lionsgate’s revolving credit facility prior to the Separation, if any. The carrying values of these financial instruments approximated the fair values at December 31, 2024 and March 31, 2024.

10. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1
Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, other liabilities, and borrowings under the Revolving Credit Facility, if any. The carrying values of these financial instruments approximated the fair values at March 31, 2024 and 2023.

(11)	Fair Value of Financial Instruments
The Company measures certain financial instruments at fair value. The fair value hierarchy consists of three levels: Level 1 fair values are based on quoted market prices in active markets for identical assets or liabilities that the entity has the ability to access; Level 2 fair values are those based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and Level 3 fair values are based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. There have been no transfers between levels within the fair value hierarchy.
Accounting standards permit entities to measure many financial instruments and certain other items at fair value and establish presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar
assets and
liabilities
.

At December 25, 2022 and December 26, 2021, the Company had the
following
assets and liabilities measured using Level 2 fair value indicators in its Combined Balance Sheets:

(In thousands)	Fair Value
December 25, 2022
Assets:
Derivatives	$6,744

Total assets	$6,744

Liabilities:
Derivatives	$2,266

Total liabilities	$2,266

December 26, 2021
Assets:
Derivatives	$4,294

Total assets	$4,294

Liabilities :
Derivatives	$1,613

Total liabilities	$1,613

The Company’s derivatives consist of foreign currency forward contracts. The Company uses current forward rates of the respective foreign currencies to measure the fair value of these contracts.

LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
8. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2024 and March 31, 2024:

	December 31, 2024			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 17)	$—	$1.9	$1.9	$—	$—	$—
Interest rate swaps (see Note 17)	—	0.7	0.7	—	35.6	35.6
Liabilities:
Forward exchange contracts (see Note 17)	—	—	—	—	(2.8)	(2.8)
Interest rate swaps (see Note 17)	—	—	—	—	—	—

The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at December 31, 2024 and March 31, 2024:

	December 31, 2024		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Revolving Credit Facility	$386.8	$390.0	$569.9	$575.0
Term Loan A	313.1	313.6	396.6	397.3
Term Loan B	—	—	816.9	818.1
5.5% Senior Notes and Exchange Notes	699.1	604.9	696.6	536.2
eOne IP Credit Facility	325.8	331.5	—	—
LG IP Credit Facility	836.0	850.0	—	—
Production Loans	1,342.3	1,346.0	1,286.2	1,292.2
Production Tax Credit Facility	257.7	257.8	258.7	260.0
Programming Notes	75.8	75.8	—	—
Backlog Facility and Other	178.6	179.0	285.4	287.3
Film Library Facility	85.7	87.5	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, and other liabilities. The carrying values of these financial instruments approximated the fair values at December 31, 2024 and March 31, 2024.
10. Fair Value Measurements
Fair Value
Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair Value Hierarchy
Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 - Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2024 and 2023:

	March 31, 2024			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:	(Amounts in millions)
Forward exchange contracts (see Note 18)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 18)	—	35.6	35.6	—	41.1	41.1
Liabilities:
Forward exchange contracts (see Note 18)	—	(2.8)	(2.8)	—	(0.1)	(0.1)
The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2024 and 2023:

	March 31, 2024		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$396.6	$397.3	$424.2	$415.4
Term Loan B	816.9	818.1	827.2	817.1
5.500% Senior Notes	696.6	536.2	776.0	510.0
Production Loans	1,286.2	1,292.2	1,346.1	1,349.9
Production Tax Credit Facility	258.7	260.0	229.4	231.8
Programming Notes	—	—	83.6	83.6
Backlog Facility and Other	285.4	287.3	223.7	226.0
IP Credit Facility	107.6	109.9	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, other liabilities, and borrowings under the Revolving Credit Facility, if any. The carrying values of these financial instruments approximated the fair values at March 31, 2024 and 2023.

Entertainment One Film And Television Business [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
(10)
Fair Value of Financial Instruments
The Company measures certain financial instruments at fair value. The fair value hierarchy consists of three levels: Level 1 fair values are based on quoted market prices in active markets for identical assets or liabilities that the entity has the ability to access; Level 2 fair values are those based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and Level 3 fair values are based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. There have been no transfers between levels within the fair value hierarchy.
Accounting standards permit entities to measure many financial instruments and certain other items at fair value and establish presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar assets and liabilities.
At October 1, 2023 and December 25, 2022, the Company had the following assets and liabilities measured using Level 2 fair value indicators in its Condensed Combined Balance Sheets:

(In thousands)	Fair Value
October 1, 2023
Assets:
Derivatives	$1,890

Total assets	$1,890

Liabilities:
Derivatives	$4,676

Total liabilities	$4,676

December 25, 2022
Assets:
Derivatives	$6,744

Total assets	$6,744

Liabilities :
Derivatives	$2,266

Total liabilities	$2,266

The Company’s derivatives consist of foreign currency forward contracts. The Company uses current forward rates of the respective foreign currencies to measure the fair value of these contracts.